Digital Asset Collateral Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Digital Asset Collateral Receivable [Abstract]
Schedule of Collateral for Loan Borrowings and Accounts Payable

The following table presents the Company’s digital assets pledged as collateral for loan borrowings (see Note 10) and accounts payable at the end of the period:

	As of
	June 30, 2026		December 31, 2025
	Quantity	Fair value	Quantity	Fair value

Pledged BTC- current
for accounts payable (1)	-	-	22	1,932
for loan borrowings (2)	54	3,146	252	22,143
Digital asset collateral receivable	54	3,146	274	24,075

(1)	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral was released in the first half of 2026 when the related outstanding payables are settled.

(2)	The BTC was pledged for long-term loans (see Note 10). This collateral is expected to be released when the related loans are matured and repaid within one year.